SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2013
Buildings and improvements | Minimum
Property and Equipment:
Estimated useful lives	2 years
Buildings and improvements | Maximum
Property and Equipment:
Estimated useful lives	50 years
Furniture and equipment | Minimum
Property and Equipment:
Estimated useful lives	2 years
Furniture and equipment | Maximum
Property and Equipment:
Estimated useful lives	10 years